CONDENSED STATEMENTS OF STOCKHOLDER'S DEFICIT/DIVISIONAL EQUITY (USD $)	Total		Series A Preferred Stock [Member]	Deficit Accumulated Since Incorporation [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Divisional Equity [Member]	Parent Company's Net Deficit [Member]
Balance at Dec. 31, 2002
Net loss	$ (89,000)							$ (89,000)
Balance at Dec. 31, 2003	(89,000)							(89,000)
Net loss	(3,272,000)							(3,272,000)
Net transactions with Parent Company	2,393,000							2,393,000
Balance at Dec. 31, 2004	(968,000)							(968,000)
Net loss	(2,209,000)							(2,209,000)
Net transactions with Parent Company	2,727,000							2,727,000
Balance at Dec. 31, 2005	(450,000)							(450,000)
Net loss	(2,405,000)							(2,405,000)
Net transactions with Parent Company	2,587,000							2,587,000
Balance at Dec. 31, 2006	(268,000)							(268,000)
Non-cash equity adjustments from Parent Company	4,318,000						4,318,000
Stock based compensation expense	1,814,000						1,814,000
Cash contribution from Parent Company	15,679,000						15,679,000
Net loss	(10,990,000)						(10,990,000)
Balance at Dec. 31, 2007	10,823,000						10,823,000
Non-cash equity adjustments from Parent Company	750,000						750,000
Stock based compensation expense	3,824,000						3,824,000
Cash contribution from Parent Company	7,944,000						7,944,000
Net loss	(14,373,000)						(14,373,000)
Balance at Dec. 31, 2008	8,968,000						8,968,000
Non-cash equity adjustments from Parent Company	(1,756,000)						(1,756,000)
Stock based compensation expense	4,202,000						4,202,000
Cash contribution from Parent Company	7,714,000						7,714,000
Net loss	(18,387,000)						(18,387,000)
Balance at Dec. 31, 2009	741,000						741,000
Non-cash equity adjustments from Parent Company	(2,326,000)						(2,326,000)
Stock based compensation expense	4,368,000						4,368,000
Cash contribution from Parent Company	11,640,000						11,640,000
Net loss	(11,993,000)						(11,993,000)
Balance at Dec. 31, 2010	2,430,000						2,430,000
Non-cash equity adjustments from Parent Company	(8,083,000)						(8,083,000)
Cash contributions to Parent Company, net	369,000						369,000
Stock based compensation expense	1,987,000						1,987,000
Reclassification of derivative liability upon elimination of obligation	9,249,000						9,249,000
Net loss-Predecessor (RNAi)	(7,682,000)						(7,682,000)
Recapitalization of divisional deficit				(1,740,000)	10,000		1,730,000
Recapitalization of divisional deficit, Shares					100,439,841
Stock-based compensation	122,000					122,000
Cash contribution from Parent Company	1,500,000					1,500,000
Expenses paid by Parent Company for RXi	2,058,000					2,058,000
Net loss	(10,219,000)	[1]		(2,537,000)
Balance at Dec. 31, 2011	(587,000)			(4,277,000)	10,000	3,680,000
Balance, Shares at Dec. 31, 2011					100,439,841
Issuance of Series A convertible preferred stock			9,500,000
Issuance of Series A convertible preferred stock, Shares			9,500
Beneficial conversion feature related to Series A convertible preferred stock	9,500,000		(9,500,000)			9,500,000
Accretion of beneficial conversion feature related to Series A convertible preferred stock	(9,500,000)		9,500,000			(9,500,000)
Issuance of common stock in exchange for patent and technology rights	6,173,000				4,000	6,169,000
Issuance of common stock in exchange for patent and technology rights, Shares					41,849,934
Stock-based compensation	968,000					968,000
Issuance of common stock warrants in exchange for services	13,000					13,000
Expenses paid by Parent Company for RXi	699,000					699,000
Conversion of Series A convertible preferred stock to common stock	224,000		(224,000)		2,000	222,000
Conversion of Series A convertible preferred stock to common stock, Shares			(224)		16,380,448
Fair value of Series A convertible preferred stock dividends	(3,315,000)					(3,315,000)
Dividends paid on Series A convertible preferred stock	2,865,000		450,000			2,865,000
Dividends paid on Series A convertible preferred stock, shares			450
Net loss	(12,880,000)			(12,880,000)
Balance at Dec. 31, 2012	$ (5,840,000)		$ 9,726,000	$ (17,157,000)	$ 16,000	$ 11,301,000
Balance, Shares at Dec. 31, 2012			9,726		158,670,223

[1]	The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.